Cash and Cash Equivalents (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash in hand	₺ 179	₺ 131
Banks	11,852,022	10,238,310
Demand deposits	975,753	632,022
Time deposits	10,876,269	9,606,288
Other cash and cash equivalents	8,354	274
Cash and cash equivalents	₺ 11,860,555	₺ 10,238,715	₺ 7,419,239	₺ 4,712,333